OTHER COMPREHENSIVE INCOME (LOSS) (Tables)	12 Months Ended
Dec. 31, 2016
Stockholders' Equity Note [Abstract]
Schedule of Comprehensive Income (Loss)
Components of other comprehensive income (loss) and related tax effects are as follows:

	Year Ended December 31, 2016
	Before Tax Amount	Tax Effects	Net of Tax Amount
	(In Thousands)
Unrealized holding losses on available for sale securities	$(689)	$234	$(455)
Reclassification adjustment for gains realized in net income	(55)	19	(36)
Unrealized holding losses on available for sale securities, net of taxes	(744)	253	(491)
Other comprehensive loss	$(744)	$253	$(491)

	Year Ended December 31, 2015
	Before Tax Amount	Tax Effects	Net of Tax Amount
	(In Thousands)
Securities:
Unrealized holding losses on available for sale securities	$(443)	$150	$(293)
Reclassification adjustment for gains realized in net income	(146)	50	(96)
Unrealized holding losses on available for sale securities, net of taxes	(589)	200	(389)
Derivative instrument:
Change in fair value of effective cash flow hedging derivative	157	(53)	104
Other comprehensive loss	$(432)	$147	$(285)

	Year Ended December 31, 2014
	Before Tax Amount	Tax Effects	Net of Tax Amount
	(In Thousands)
Securities:
Unrealized holding gains on available for sale securities	$1,338	$(455)	$883
Reclassification adjustment for gains realized in net income	(64)	22	(42)
Unrealized holding gains on available for sale securities, net of taxes	1,274	(433)	841
Derivative instrument:
Change in fair value of effective cash flow hedging derivative	155	(53)	102
Other comprehensive income	$1,429	$(486)	$943

Schedule of Accumulated Other Comprehensive Income (Loss)
The components of accumulated other comprehensive loss included in shareholders’ equity are as follows:

	December 31, 2016
	Before Tax Amount	Tax Effects	Net of Tax Amount
	(In Thousands)
Net unrealized losses on available for sale securities	$(1,032)	$351	$(681)
Accumulated other comprehensive loss	$(1,032)	$351	$(681)

	December 31, 2015
	Before Tax Amount	Tax Effects	Net of Tax Amount
	(In Thousands)
Net unrealized losses on available for sale securities	$(288)	$98	$(190)
Accumulated other comprehensive loss	$(288)	$98	$(190)